Convertible Secured Notes Payable (Details 2)	0 Months Ended	12 Months Ended
	Sep. 22, 2014	Dec. 31, 2014
Annual dividend yield	0.00%
Risk-free interest rate	1.80%
Expected volatility	151.00%
Minimum [Member]
Annual dividend yield
Expected life (years)		1 year 3 months
Risk-free interest rate		0.04%
Expected volatility		47.00%
Maximum [Member]
Annual dividend yield
Expected life (years)		5 years
Risk-free interest rate		0.96%
Expected volatility		151.00%